Chachas Law Group P.C. Attorneys at Law 2445 Fifth Avenue, Suite 440 San Diego, California 92101	Telephone: (619) 239-2900 Facsimile: (619) 239-2990

May 16, 2012

U.S. Securities and Exchange Commission
Corporate Finance
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Omnitek Engineering Corp. (the “Issuer”)
CIK 0001404804

Ladies and Gentlemen:

We are filing herewith on behalf of Omnitek Engineering Corp., the attached Registration Statement on Form S-1 to register for resale 5,282,559 shares of common stock owned by the Seller Stockholders as set forth in said Registration Statement.

Please direct all correspondence and comments regarding this matter to:

Chachas Law Group P.C.                                                                E-mail:  gchachas@chachaslaw.com
Attn: Mr. George G. Chachas                                                        Facsimile:  (619) 239-2990
2445 Fifth Avenue
Suite 440
San Diego, CA 92101

With a copy to:
Omnitek Engineering Corp.                                                            E-mail:  werner@omnitekcorp.com
Attn:  Werner Funk, CEO                                                                Facsimile:  (760) 591-0880
1945 S. Rancho Santa Fe Road
San Marcos, CA 92078

If you have any questions, or require any additional information or documents, please telephone the undersigned (619) 239-2900.

Sincerely,

George G. Chachas